FUNDING DEBTS - Maturities of Funding Debts (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Maturities of Funding Debts
1 - 12 months	¥ 10,525,134
13 - 24 months	166,629
Total Funding Debts	10,691,763
Maturities of interest payments
1 - 12 months	329,332
13 - 24 months	10,053
Total interest payments	339,385
Liabilities to Individual Investors - Juzi Licai
Maturities of Funding Debts
1 - 12 months	9,627,850
13 - 24 months	157,321
Total Funding Debts	9,785,171
Liabilities to Institutional Funding Partners
Maturities of Funding Debts
1 - 12 months	897,284
13 - 24 months	9,308
Total Funding Debts	¥ 906,592